Equity Investments, at Cost (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Oct. 03, 2021	May 21, 2021	Feb. 17, 2021	Oct. 23, 2020	Oct. 02, 2020
Equity Investments, at Cost (Details) [Line Items]
Marketable debt security	$ 96						$ 102,096
Converted into shares of preferred stock							119,355
Purchase of ownership amount				$ 50,000	$ 100,000	$ 115,000
Equity Investments [Member]
Equity Investments, at Cost (Details) [Line Items]
Equity investment ownership percentage			29.00%	10.00%	3.30%	3.80%	1.30%